                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3956

                        RIVERSOURCE STRATEGY SERIES, INC.
               (Exact name of registrant as specified in charter)


        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 03/31

Date of reporting period: 06/30

                               PORTFOLIO HOLDINGS

                                      FOR

                         RIVERSOURCE EQUITY VALUE FUND

                                AT JUNE 30, 2007

INVESTMENTS IN SECURITIES

JUNE 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.4%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (2.4%)
Honeywell Intl                                      241,448             $13,588,693
United Technologies                                 242,731              17,216,910
                                                                    ---------------
Total                                                                    30,805,603
-----------------------------------------------------------------------------------

AIRLINES (0.5%)
AMR                                                  86,398(b)            2,276,587
Continental Airlines Cl B                            75,857(b)            2,569,277
UAL                                                   9,398(b)              381,465
US Airways Group                                     58,059(b)            1,757,446
                                                                    ---------------
Total                                                                     6,984,775
-----------------------------------------------------------------------------------

AUTOMOBILES (2.0%)
Ford Motor                                        1,633,630(d)           15,388,795
General Motors                                      284,265              10,745,217
                                                                    ---------------
Total                                                                    26,134,012
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Amgen                                                50,934(b)            2,816,141
-----------------------------------------------------------------------------------

CAPITAL MARKETS (3.0%)
Bank of New York Mellon                             171,024               7,087,235
Goldman Sachs Group                                  18,932               4,103,511
Lehman Brothers Holdings                             96,699               7,206,009
Merrill Lynch & Co                                  170,427              14,244,289
Morgan Stanley                                       80,117               6,720,214
                                                                    ---------------
Total                                                                    39,361,258
-----------------------------------------------------------------------------------

CHEMICALS (4.1%)
Air Products & Chemicals                            155,400              12,489,498
Dow Chemical                                        389,254              17,212,812
EI du Pont de Nemours & Co                          401,209              20,397,466
Praxair                                              42,991               3,094,922
                                                                    ---------------
Total                                                                    53,194,698
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
US Bancorp                                          127,326               4,195,392
Wachovia                                            109,737               5,624,021
                                                                    ---------------
Total                                                                     9,819,413
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Waste Management                                    190,285               7,430,629
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMUNICATIONS EQUIPMENT (1.1%)
Cisco Systems                                       277,296(b)           $7,722,694
Nokia ADR                                           244,492(c)            6,872,670
                                                                    ---------------
Total                                                                    14,595,364
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.0%)
Hewlett-Packard                                     437,766              19,533,119
Intl Business Machines                               62,533               6,581,598
                                                                    ---------------
Total                                                                    26,114,717
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Insituform Technologies Cl A                         63,013(b)            1,374,314
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.5%)
Bank of America                                     643,676              31,469,320
Citigroup                                           776,329              39,817,914
                                                                    ---------------
Total                                                                    71,287,234
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (5.0%)
AT&T                                              1,155,690              47,961,135
Deutsche Telekom ADR                                214,480(c)            3,948,577
Verizon Communications                              315,332              12,982,218
                                                                    ---------------
Total                                                                    64,891,930
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.5%)
DPL                                                 112,061               3,175,809
Duke Energy                                         172,926               3,164,546
Exelon                                               74,640               5,418,864
FirstEnergy                                          89,105               5,767,767
FPL Group                                           162,952               9,245,896
Southern                                            150,063               5,145,660
                                                                    ---------------
Total                                                                    31,918,542
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
ABB ADR                                             390,606(c)            8,827,696
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.6%)
Baker Hughes                                        148,383              12,483,462
GlobalSantaFe                                       113,751               8,218,510
Halliburton                                         358,914              12,382,533
Schlumberger                                        134,894              11,457,896
Transocean                                          147,429(b)           15,624,526
Weatherford Intl                                    230,147(b)           12,713,320
                                                                    ---------------
Total                                                                    72,880,247
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FOOD & STAPLES RETAILING (0.3%)
Wal-Mart Stores                                      90,870              $4,371,756
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.6%)
Kraft Foods Cl A                                    214,619               7,565,320
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.8%)
Cardinal Health                                      86,514               6,111,349
Humana                                               75,976(b)            4,627,698
                                                                    ---------------
Total                                                                    10,739,047
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Carnival Unit                                       158,968               7,752,869
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Whirlpool                                            59,974               6,669,109
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.1%)
General Electric                                    809,275              30,979,047
Tyco Intl                                           273,124               9,228,860
                                                                    ---------------
Total                                                                    40,207,907
-----------------------------------------------------------------------------------

INSURANCE (15.3%)
ACE                                                 365,181(c)           22,831,116
Allstate                                            142,517               8,766,221
American Intl Group                                 317,853              22,259,246
Chubb                                               173,207               9,377,427
Everest Re Group                                    253,168(c)           27,504,171
Lincoln Natl                                         80,814               5,733,753
Loews                                               678,775              34,603,949
Marsh & McLennan Companies                          424,247              13,100,747
RenaissanceRe Holdings                               42,730(c)            2,648,833
Travelers Companies                                 327,664              17,530,024
XL Capital Cl A                                     413,216(c)           34,829,976
                                                                    ---------------
Total                                                                   199,185,463
-----------------------------------------------------------------------------------

IT SERVICES (0.6%)
Electronic Data Systems                             279,165               7,741,245
-----------------------------------------------------------------------------------

MACHINERY (6.2%)
Caterpillar                                         441,039              34,533,353
Deere & Co                                           36,180               4,368,373
Eaton                                               138,150              12,847,950
Illinois Tool Works                                 325,004              17,611,967
Ingersoll-Rand Cl A                                 135,275(c)            7,415,776
Parker Hannifin                                      35,303               3,456,517
                                                                    ---------------
Total                                                                    80,233,936
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MEDIA (3.0%)
CBS Cl B                                            179,059              $5,966,246
Comcast Cl A                                        501,022(b)           14,088,739
News Corp Cl A                                      150,178               3,185,275
Time Warner                                         750,827              15,797,400
                                                                    ---------------
Total                                                                    39,037,660
-----------------------------------------------------------------------------------

METALS & MINING (1.4%)
Alcoa                                               368,328              14,928,334
Nucor                                                50,836               2,981,531
                                                                    ---------------
Total                                                                    17,909,865
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Macy's                                              103,803               4,129,283
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Dominion Resources                                   55,104               4,756,026
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.7%)
Anadarko Petroleum                                  158,101               8,219,671
Apache                                               76,683               6,256,566
BP ADR                                              236,392(c)           17,053,319
Chevron                                             403,401              33,982,499
ConocoPhillips                                      379,554              29,794,989
Devon Energy                                         57,301               4,486,095
EnCana                                               58,051(c)            3,567,234
Exxon Mobil                                         192,042              16,108,483
Petroleo Brasileiro ADR                             130,314(c)           15,803,179
Spectra Energy                                       73,087               1,897,339
Suncor Energy                                        27,593(c)            2,481,163
                                                                    ---------------
Total                                                                   139,650,537
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.6%)
Intl Paper                                          354,917              13,859,508
Weyerhaeuser                                         90,820               7,168,423
                                                                    ---------------
Total                                                                    21,027,931
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

PHARMACEUTICALS (4.7%)
Abbott Laboratories                                 256,388             $13,729,577
Eli Lilly & Co                                      157,838               8,819,987
Merck & Co                                          125,925               6,271,065
Pfizer                                              843,280              21,562,670
Schering-Plough                                     130,390               3,969,072
Wyeth                                               112,596               6,456,255
                                                                    ---------------
Total                                                                    60,808,626
-----------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
CSX                                                 122,321               5,514,231
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
Intel                                               379,478               9,016,397
STMicroelectronics                                  365,324(c)            7,010,568
Taiwan Semiconductor Mfg ADR                        562,098(c)            6,256,151
                                                                    ---------------
Total                                                                    22,283,116
-----------------------------------------------------------------------------------

SOFTWARE (2.7%)
Microsoft                                           595,261              17,542,342
Oracle                                              453,503(b)            8,938,544
Symantec                                            430,826(b)            8,702,685
                                                                    ---------------
Total                                                                    35,183,571
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Home Depot                                          223,921               8,811,291
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.8%)
Fannie Mae                                          351,211              22,944,615
-----------------------------------------------------------------------------------

TOBACCO (3.3%)
Altria Group                                        310,133              21,752,728
Loews-Carolina Group                                267,666(f)           20,682,552
                                                                    ---------------
Total                                                                    42,435,280
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
ALLTEL                                               73,283              $4,950,267
Sprint Nextel                                       784,460              16,246,166
                                                                    ---------------
Total                                                                    21,196,433
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $941,846,170)                                                 $1,278,591,690
-----------------------------------------------------------------------------------

BONDS (0.5%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

WIRELINES
Qwest Communications Intl
 Sr Unsecured
  11-15-25                           3.50%       $4,037,000              $7,040,568
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $4,037,000)                                                       $7,040,568
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.2%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 15,608,288(g)          $15,608,288
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $15,608,288)                                                     $15,608,288
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $961,491,458)(h)                                              $1,301,240,546
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2007, the value of foreign securities represented 12.9% of net assets.

(d)  At June 30, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.2% of net assets. 1.0% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At June 30, 2007, the cost of securities for federal income tax purposes was approximately $961,491,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $342,780,000
Unrealized depreciation                                                (3,030,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $339,750,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 2 RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE EQUITY VALUE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                      RIVERSOURCE SMALL CAP ADVANTAGE FUND

                                AT JUNE 30, 2007

INVESTMENTS IN SECURITIES

JUNE 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.3%)
ISSUER                                            SHARES                   VALUE(A)

AEROSPACE & DEFENSE (1.0%)
Ceradyne                                             28,162(b)           $2,082,862
Curtiss-Wright                                       45,000               2,097,450
United Industrial                                    19,000               1,139,620
                                                                    ---------------
Total                                                                     5,319,932
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
Hub Group Cl A                                       60,780(b)            2,137,025
-----------------------------------------------------------------------------------

AIRLINES (0.9%)
AirTran Holdings                                     67,100(b)              732,732
Allegiant Travel                                     27,000(b)              829,980
JetBlue Airways                                      74,000(b,d)            869,500
Pinnacle Airlines                                    44,000(b)              825,000
Republic Airways Holdings                            44,200(b)              899,470
SkyWest                                              35,000                 834,050
                                                                    ---------------
Total                                                                     4,990,732
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.9%)
Aftermarket Technology                               38,000(b)            1,127,840
American Axle & Mfg Holdings                         21,000                 622,020
ArvinMeritor                                         49,554               1,100,099
Drew Inds                                            33,000(b)            1,093,620
Tenneco                                              32,700(b)            1,145,808
                                                                    ---------------
Total                                                                     5,089,387
-----------------------------------------------------------------------------------

BEVERAGES (0.1%)
Coca-Cola Bottling Company Consolidated              11,000                 553,300
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (2.5%)
Affymax                                              18,000(b)              485,280
Alkermes                                             58,100(b)              848,260
Alnylam Pharmaceuticals                              43,000(b,d)            653,170
Applera-Celera Group                                 92,900(b,f)          1,151,960
BioMarin Pharmaceutical                              65,802(b)            1,180,488
Enzon Pharmaceuticals                               108,600(b)              852,510
Human Genome Sciences                               123,500(b)            1,101,620
Isis Pharmaceuticals                                 75,400(b)              729,872
Medarex                                              98,300(b)            1,404,707
Myriad Genetics                                      33,200(b)            1,234,708
Onyx Pharmaceuticals                                 20,000(b)              538,000
OSI Pharmaceuticals                                  22,900(b)              829,209
Progenics Pharmaceuticals                            47,100(b)            1,015,947

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
BIOTECHNOLOGY (CONT.)
Regeneron Pharmaceuticals                            47,854(b)             $857,544
United Therapeutics                                  13,700(b)              873,512
                                                                    ---------------
Total                                                                    13,756,787
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.4%)
Apogee Enterprises                                   78,400               2,181,088
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
Apollo Investment                                    54,000               1,162,080
GFI Group                                            16,000(b)            1,159,680
Knight Capital Group Cl A                            80,359(b)            1,333,959
MCG Capital                                          50,000                 801,000
Piper Jaffray Companies                              12,000(b)              668,760
SWS Group                                            49,900               1,078,838
                                                                    ---------------
Total                                                                     6,204,317
-----------------------------------------------------------------------------------

CHEMICALS (2.0%)
CF Inds Holdings                                     32,700               1,958,403
HB Fuller                                            54,200               1,620,038
Hercules                                             99,000(b,d)          1,945,350
OM Group                                             16,000(b)              846,720
Rockwood Holdings                                    36,000(b)            1,315,800
Sensient Technologies                                21,377                 542,762
Spartech                                             24,239                 643,545
Terra Inds                                           65,500(b)            1,665,010
                                                                    ---------------
Total                                                                    10,537,628
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.4%)
Cathay General Bancorp                               36,000               1,207,440
Central Pacific Financial                            29,000                 957,290
City Holding                                         31,100               1,192,063
F.N.B.                                               91,200               1,526,688
First BanCorp                                        94,500(c)            1,038,555
Hanmi Financial                                      61,000               1,040,660
Pacific Capital Bancorp                              42,022               1,133,754
Preferred Bank                                       32,450               1,298,000
Prosperity Bancshares                                29,800                 976,248
Sterling Financial                                   70,800               2,048,952
Susquehanna Bancshares                               43,000                 961,910
SVB Financial Group                                  28,100(b)            1,492,391
Texas Capital Bancshares                             58,000(b)            1,296,300
UCBH Holdings                                        82,000               1,498,140
Wintrust Financial                                   19,500                 855,075
                                                                    ---------------
Total                                                                    18,523,466
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL SERVICES & SUPPLIES (4.0%)
ABM Inds                                             55,800              $1,440,198
American Reprographics                               53,200(b)            1,638,028
CBIZ                                                165,000(b)            1,212,750
Consolidated Graphics                                16,800(b)            1,163,904
Deluxe                                               50,600               2,054,866
GEO Group                                            30,000(b)              873,000
Heidrick & Struggles Intl                            38,000(b)            1,947,120
Herman Miller                                        45,800               1,447,280
IHS Cl A                                             51,300(b)            2,359,800
Knoll                                                84,800               1,899,520
Viad                                                 26,000               1,096,420
Waste Connections                                    63,500(b)            1,920,240
Watson Wyatt Worldwide Cl A                          46,000               2,322,080
                                                                    ---------------
Total                                                                    21,375,206
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.0%)
3Com                                                169,400(b)              699,622
ADTRAN                                               44,000               1,142,680
ARRIS Group                                         140,400(b)            2,469,636
Black Box                                            25,000               1,034,500
C-COR                                                63,700(b)              895,622
CommScope                                            25,501(b)            1,487,983
Comtech Telecommunications                           32,000(b)            1,485,440
Dycom Inds                                           37,000(b)            1,109,260
Finisar                                             298,775(b)            1,129,370
Foundry Networks                                     87,800(b)            1,462,748
InterDigital                                         28,100(b)              903,977
Polycom                                              44,000(b)            1,478,400
Sonus Networks                                      125,700(b)            1,070,964
                                                                    ---------------
Total                                                                    16,370,202
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.8%)
Brocade Communications Systems                      156,100(b)            1,220,702
Electronics for Imaging                              42,000(b)            1,185,240
Emulex                                               49,200(b)            1,074,528
Imation                                              27,394               1,009,743
                                                                    ---------------
Total                                                                     4,490,213
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONSTRUCTION & ENGINEERING (0.9%)
EMCOR Group                                          32,500(b)           $2,369,250
Perini                                               36,200(b)            2,227,386
                                                                    ---------------
Total                                                                     4,596,636
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Texas Inds                                           13,900               1,089,899
-----------------------------------------------------------------------------------

CONSUMER FINANCE (1.1%)
Advanta Cl B                                         32,400               1,008,936
Cash America Intl                                    28,791               1,141,563
CompuCredit                                          32,000(b)            1,120,640
EZCORP Cl A                                          93,500(b)            1,237,940
World Acceptance                                     33,300(b)            1,422,909
                                                                    ---------------
Total                                                                     5,931,988
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.9%)
AptarGroup                                           55,000               1,955,800
Rock-Tenn Cl A                                       33,500               1,062,620
Silgan Holdings                                      37,000               2,045,360
                                                                    ---------------
Total                                                                     5,063,780
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.7%)
Core-Mark Holding                                    32,000(b)            1,151,360
DXP Enterprises                                      18,000(b)              769,500
Keystone Automotive Inds                             38,500(b)            1,592,745
                                                                    ---------------
Total                                                                     3,513,605
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.4%)
DeVry                                                60,100               2,044,602
Pre-Paid Legal Services                               9,600(b)              617,376
Regis                                                32,000               1,224,000
Sotheby's                                            54,000               2,485,080
Stewart Enterprises Cl A                            148,500               1,156,815
                                                                    ---------------
Total                                                                     7,527,873
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.4%)
iShares Russell 2000 Index Fund                      18,000(d)            1,492,920
Portfolio Recovery Associates                        12,000                 720,240
                                                                    ---------------
Total                                                                     2,213,160
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
Alaska Communications Systems Group                  46,400                 734,976
Cbeyond                                              31,000(b)            1,193,810
Cincinnati Bell                                     220,600(b)            1,275,068
Golden Telecom                                       21,300(c)            1,171,713
PAETEC Holding                                       96,000(b)            1,083,840
Premiere Global Services                             69,000(b)              898,380
Time Warner Telecom Cl A                             56,300(b)            1,131,630
                                                                    ---------------
Total                                                                     7,489,417
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.2%)
El Paso Electric                                     65,700(b)            1,613,592
Empire District Electric                             47,000               1,051,390
Portland General Electric                            29,000                 795,760
Unisource Energy                                     55,100               1,812,239
Westar Energy                                        47,400               1,150,872
                                                                    ---------------
Total                                                                     6,423,853
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRICAL EQUIPMENT (2.0%)
Acuity Brands                                        41,700              $2,513,676
Baldor Electric                                      24,000               1,182,720
Belden                                               17,200                 952,020
Genlyte Group                                        35,900(b)            2,819,586
GrafTech Intl                                        66,800(b)            1,124,912
Woodward Governor                                    36,542               1,961,209
                                                                    ---------------
Total                                                                    10,554,123
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.8%)
Agilysys                                             44,700               1,005,750
Anixter Intl                                         32,900(b)            2,474,409
Benchmark Electronics                                24,000(b)              542,880
FLIR Systems                                         55,100(b)            2,548,375
Insight Enterprises                                  43,400(b)              979,538
KEMET                                               140,100(b)              987,705
Littelfuse                                           27,000(b)              911,790
MTS Systems                                          18,900                 844,263
Plexus                                               48,523(b)            1,115,544
Rofin-Sinar Technologies                             20,000(b)            1,380,000
SYNNEX                                               26,000(b)              535,860
Technitrol                                           30,000                 860,100
Zygo                                                 57,000(b)              814,530
                                                                    ---------------
Total                                                                    15,000,744
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.0%)
Allis-Chalmers Energy                                34,200(b,d)            786,258
BASiC Energy Services                                33,600(b)              859,152
CARBO Ceramics                                       24,000               1,051,440
Dawson Geophysical                                   16,000(b)              983,360
Dril-Quip                                            14,400(b)              647,280
Grey Wolf                                           259,500(b)            2,138,279
GulfMark Offshore                                    38,000(b)            1,946,360
Hercules Offshore                                    27,000(b)              874,260
Input/Output                                         69,800(b)            1,089,578
Matrix Service                                       48,700(b)            1,210,195
Oil States Intl                                      49,000(b)            2,025,660
Parker Drilling                                     126,701(b)            1,335,429
W-H Energy Services                                  18,746(b)            1,160,565
                                                                    ---------------
Total                                                                    16,107,816
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Casey's General Stores                               30,000                 817,800
Longs Drug Stores                                    30,300               1,591,356
Performance Food Group                               16,000(b)              519,840
Spartan Stores                                       16,800                 552,888
Winn-Dixie Stores                                    18,000(b)              527,400
                                                                    ---------------
Total                                                                     4,009,284
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Flowers Foods                                        51,700               1,724,712
Hain Celestial Group                                 29,900(b)              811,486
Pilgrim's Pride                                      25,700                 980,969
Ralcorp Holdings                                     31,020(b)            1,658,019
                                                                    ---------------
Total                                                                     5,175,186
-----------------------------------------------------------------------------------

GAS UTILITIES (0.8%)
Nicor                                                24,965               1,071,498
Northwest Natural Gas                                26,300               1,214,797
Southwest Gas                                        62,400               2,109,744
                                                                    ---------------
Total                                                                     4,396,039
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HEALTH CARE EQUIPMENT & SUPPLIES (2.3%)
Align Technology                                     62,000(b)           $1,497,920
Hologic                                              62,948(b)            3,481,654
Immucor                                              63,800(b)            1,784,486
Medical Action Inds                                  38,000(b)              686,280
Mentor                                               34,600               1,407,528
Palomar Medical Technologies                         27,600(b)              957,996
West Pharmaceutical Services                         27,233               1,284,036
ZOLL Medical                                         69,500(b)            1,550,545
                                                                    ---------------
Total                                                                    12,650,445
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Amedisys                                             23,000(b)              835,590
Apria Healthcare Group                               27,900(b)              802,683
Chemed                                               13,200                 875,028
Emergency Medical Services Cl A                      30,100(b)            1,177,813
Healthways                                           31,400(b)            1,487,418
HMS Holdings                                         42,000(b)              803,880
inVentiv Health                                      34,196(b)            1,251,916
LCA-Vision                                           17,800                 841,228
Magellan Health Services                             52,600(b)            2,444,322
MedCath                                              44,000(b)            1,399,200
NightHawk Radiology Holdings                         48,000(b)              866,400
Owens & Minor                                        23,000                 803,620
Psychiatric Solutions                                55,300(b)            2,005,178
Sunrise Senior Living                                37,700(b)            1,507,623
                                                                    ---------------
Total                                                                    17,101,899
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.6%)
Omnicell                                             52,000(b)            1,080,560
TriZetto Group                                       67,200(b)            1,300,992
Vital Images                                         37,000(b)            1,004,920
                                                                    ---------------
Total                                                                     3,386,472
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.4%)
Bob Evans Farms                                      29,700               1,094,445
Buffalo Wild Wings                                   25,200(b)            1,048,068
CEC Entertainment                                    26,700(b)              939,840
Chipotle Mexican Grill Cl B                          21,400(b)            1,682,682
Domino's Pizza                                       28,831                 526,742
Gaylord Entertainment                                14,700(b)              788,508
IHOP                                                 19,800               1,077,714
Jack in the Box                                      34,056(b)            2,415,933
Luby's                                              129,600(b)            1,251,936
Monarch Casino & Resort                              35,300(b)              947,805
O'Charley's                                          59,000               1,189,440
Texas Roadhouse Cl A                                 60,000(b)              767,400
Triarc Companies Cl B                                56,200                 882,340
Vail Resorts                                         38,800(b)            2,361,756
WMS Inds                                             40,650(b)            1,173,159
                                                                    ---------------
Total                                                                    18,147,768
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.2%)
American Greetings Cl A                              71,900               2,036,927
Avatar Holdings                                       7,600(b)              584,744
Champion Enterprises                                 75,400(b)              741,182
Tempur-Pedic Intl                                    53,500(d)            1,385,650
Universal Electronics                                45,000(b)            1,634,400
                                                                    ---------------
Total                                                                     6,382,903
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INDUSTRIAL CONGLOMERATES (0.2%)
Tredegar                                             43,700                $930,810
-----------------------------------------------------------------------------------

INSURANCE (7.0%)
American Physicians Capital                          38,051(b)            1,541,066
Amerisafe                                            51,000(b)            1,001,130
Argonaut Group                                       76,800               2,396,928
Aspen Insurance Holdings                             61,000(c)            1,712,270
Assured Guaranty                                     53,000(c)            1,566,680
Commerce Group                                       43,698               1,517,195
Delphi Financial Group Cl A                          67,821               2,836,273
FPIC Insurance Group                                 29,000(b)            1,182,330
Hilb Rogal & Hobbs                                   17,000                 728,620
Horace Mann Educators                               110,852               2,354,496
Max Capital Group                                    61,000(c)            1,726,300
Meadowbrook Insurance Group                          85,000(b)              931,600
Navigators Group                                     40,000(b)            2,156,000
Odyssey Re Holdings                                  32,200               1,381,058
Phoenix Companies                                   123,800               1,858,238
Platinum Underwriters Holdings                       46,000(c)            1,598,500
ProAssurance                                         31,500(b)            1,753,605
RLI                                                  34,100               1,907,895
Safety Insurance Group                               51,360               2,126,304
SeaBright Insurance Holdings                         85,000(b)            1,485,800
Selective Insurance Group                            62,800               1,688,064
Universal American Financial                         40,240(b)              856,307
Zenith Natl Insurance                                37,800               1,780,002
                                                                    ---------------
Total                                                                    38,086,661
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
FTD Group                                            45,800                 843,178
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.7%)
Chordiant Software                                   37,000(b)              579,420
CMGI                                                188,000(b)              366,600
Internap Network Services                            82,400(b)            1,188,208
Liquidity Services                                   48,900(b)              918,342
LoopNet                                              62,000(b)            1,446,460
NIC                                                 105,700                 722,988
SAVVIS                                               19,000(b)              940,690
Switch & Data Facilities                             49,872(b)              957,044
ValueClick                                           69,400(b)            2,044,524
                                                                    ---------------
Total                                                                     9,164,276
-----------------------------------------------------------------------------------

IT SERVICES (2.2%)
Authorize.Net Holdings                               55,400(b)              991,106
Ciber                                               102,000(b)              834,360
CSG Systems Intl                                     64,000(b)            1,696,640
Euronet Worldwide                                    29,000(b)              845,640
Gartner                                              56,500(b)            1,389,335
infoUSA                                             102,411               1,046,640
MPS Group                                           119,700(b)            1,600,389
SAIC                                                104,200(b)            1,882,894
Sykes Enterprises                                    91,400(b)            1,735,686
                                                                    ---------------
Total                                                                    12,022,690
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

LEISURE EQUIPMENT & PRODUCTS (0.5%)
JAKKS Pacific                                        62,500(b)           $1,758,750
Polaris Inds                                         19,200               1,039,872
                                                                    ---------------
Total                                                                     2,798,622
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.3%)
Exelixis                                            113,300(b)            1,370,930
Illumina                                             35,000(b)            1,420,650
Kendle Intl                                          30,500(b)            1,121,485
Nektar Therapeutics                                  59,600(b,d)            565,604
PAREXEL Intl                                         21,000(b)              883,260
Varian                                               30,700(b)            1,683,281
                                                                    ---------------
Total                                                                     7,045,210
-----------------------------------------------------------------------------------

MACHINERY (2.9%)
Accuride                                             72,000(b)            1,109,520
Actuant Cl A                                         16,700               1,053,102
Barnes Group                                         29,000                 918,720
Cascade                                              19,200               1,506,048
Clarcor                                              24,000                 898,320
Columbus McKinnon                                    30,100(b)              969,220
Kaydon                                               25,300               1,318,636
Middleby                                             19,000(b)            1,136,580
Nordson                                              27,000               1,354,320
RBC Bearings                                         30,900(b)            1,274,625
Robbins & Myers                                      17,000                 903,210
Valmont Inds                                         22,400               1,629,824
Wabtec                                               47,200               1,724,216
                                                                    ---------------
Total                                                                    15,796,341
-----------------------------------------------------------------------------------

MARINE (0.1%)
American Commercial Lines                            19,900(b)              518,395
-----------------------------------------------------------------------------------

MEDIA (1.8%)
Arbitron                                             17,000                 876,010
Charter Communications Cl A                         177,000(b)              716,850
Courier                                              21,000                 840,000
Cumulus Media Cl A                                   99,900(b,d)            934,065
Entravision Communications Cl A                      71,700(b)              747,831
Gemstar-TV Guide Intl                               247,000(b)            1,215,240
Global Sources                                       53,000(b,c)          1,203,100
Interactive Data                                     40,000               1,071,200
LodgeNet Entertainment                               25,000(b)              801,500
Marvel Entertainment                                 52,400(b)            1,335,152
                                                                    ---------------
Total                                                                     9,740,948
-----------------------------------------------------------------------------------

METALS & MINING (1.3%)
Brush Engineered Materials                           19,000(b)              797,810
Century Aluminum                                     26,000(b)            1,420,380
Haynes Intl                                           9,000(b)              759,870
Hecla Mining                                        135,000(b)            1,152,900
Metal Management                                     21,500                 947,505
Quanex                                               24,000               1,168,800
RTI Intl Metals                                      11,700(b)              881,829
                                                                    ---------------
Total                                                                     7,129,094
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Big Lots                                             41,500(b)            1,220,930
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Black Hills                                          54,600               2,170,350
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

OIL, GAS & CONSUMABLE FUELS (2.7%)
Alon USA Energy                                      31,000              $1,364,310
Alpha Natural Resources                              52,000(b)            1,081,080
Arena Resources                                      12,400(b)              720,564
Atlas America                                        13,111                 704,454
Carrizo Oil & Gas                                    25,600(b)            1,061,632
Knightsbridge Tankers                                27,000(c)              823,770
Mariner Energy                                       58,000(b)            1,406,500
Parallel Petroleum                                   63,000(b)            1,379,700
Penn Virginia                                        38,400               1,543,680
Petroleum Development                                22,000(b)            1,044,560
Rosetta Resources                                    35,000(b)              753,900
Swift Energy                                         29,800(b)            1,274,248
USEC                                                 61,400(b)            1,349,572
                                                                    ---------------
Total                                                                    14,507,970
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Buckeye Technologies                                105,500(b)            1,632,085
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Elizabeth Arden                                      59,400(b)            1,441,044
NBTY                                                 21,700(b)              937,440
                                                                    ---------------
Total                                                                     2,378,484
-----------------------------------------------------------------------------------

PHARMACEUTICALS (2.0%)
Adams Respiratory Therapeutics                       12,000(b)              472,680
Inspire Pharmaceuticals                              92,000(b)              581,440
KV Pharmaceutical Cl A                               45,100(b)            1,228,524
Medicines                                            43,000(b)              757,660
Medicis Pharmaceutical Cl A                          21,800                 665,772
MGI PHARMA                                           47,400(b)            1,060,338
Noven Pharmaceuticals                                37,100(b)              869,995
Perrigo                                              48,200                 943,756
Sciele Pharma                                        53,200(b,d)          1,253,392
SuperGen                                             88,000(b)              489,280
Valeant Pharmaceuticals Intl                         54,000                 901,260
ViroPharma                                           56,700(b)              782,460
XenoPort                                             13,000(b)              577,460
                                                                    ---------------
Total                                                                    10,584,017
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.3%)
Agree Realty                                         33,400               1,043,750
Arbor Realty Trust                                   38,000                 980,780
Ashford Hospitality Trust                           140,000               1,646,400
BioMed Realty Trust                                  40,000               1,004,800
Capital Trust Cl A                                   20,400                 696,456
Cousins Properties                                   51,000               1,479,510
Digital Realty Trust                                 30,000               1,130,400
Entertainment Properties Trust                       31,200               1,677,936
Equity Lifestyle Properties                          21,700               1,132,523
Gramercy Capital                                     47,000               1,294,380
Highwoods Properties                                 47,500               1,781,250
Home Properties                                      19,400               1,007,442
LaSalle Hotel Properties                             27,700               1,202,734
LTC Properties                                       44,000               1,001,000
Nationwide Health Properties                         64,500               1,754,400
Natl Retail Properties                               71,900               1,571,734
Newcastle Investment                                 46,600               1,168,262
Pennsylvania Real Estate Investment Trust            24,000               1,063,920

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
Potlatch                                             32,600              $1,403,430
PS Business Parks                                    29,700               1,882,088
RAIT Financial Trust                                 41,000               1,066,820
Ramco-Gershenson Properties Trust                    39,000               1,401,270
Saul Centers                                         21,000                 952,350
Sunstone Hotel Investors                             36,700               1,041,913
Universal Health Realty Income Trust                 33,000               1,098,900
Washington Real Estate Investment Trust              36,200               1,230,800
Winthrop Realty Trust                               173,900               1,201,649
                                                                    ---------------
Total                                                                    33,916,897
-----------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Heartland Express                                   109,200               1,779,960
Old Dominion Freight Line                            30,050(b)              906,008
                                                                    ---------------
Total                                                                     2,685,968
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.9%)
Advanced Energy Inds                                 62,100(b)            1,407,186
AMIS Holdings                                        73,000(b)              913,960
Amkor Technology                                     73,300(b)            1,154,475
ANADIGICS                                            70,000(b,d)            965,300
Atheros Communications                               43,608(b)            1,344,871
Atmel                                               163,700(b)              910,172
Axcelis Technologies                                 78,000(b)              506,220
Brooks Automation                                    65,200(b)            1,183,380
Cirrus Logic                                         95,200(b)              790,160
Cymer                                                45,200(b)            1,817,040
FEI                                                  25,000(b)              811,500
IXYS                                                 32,100(b)              268,035
Micrel                                               96,800               1,231,296
Microsemi                                            42,800(b)            1,025,060
MKS Instruments                                      76,100(b)            2,107,970
NetLogic Microsystems                                21,800(b)              694,112
ON Semiconductor                                    169,700(b)            1,819,184
RF Micro Devices                                    198,200(b)            1,236,768
Silicon Storage Technology                          219,800(b)              819,854
SiRF Technology Holdings                             31,000(b)              642,940
Tessera Technologies                                 29,400(b)            1,192,170
Trident Microsystems                                 55,429(b)            1,017,122
Varian Semiconductor Equipment Associates            34,550(b)            1,384,073
Zoran                                                56,700(b)            1,136,268
                                                                    ---------------
Total                                                                    26,379,116
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SOFTWARE (4.2%)
Actuate                                             203,600(b)           $1,382,444
ANSYS                                                34,894(b)              924,691
Aspen Technology                                     96,653(b)            1,353,142
Double-Take Software                                 36,000(b)              590,760
Informatica                                          39,000(b)              576,030
Jack Henry & Associates                              45,709               1,177,007
JDA Software Group                                   51,000(b)            1,001,130
Lawson Software                                      84,000(b)              830,760
Macrovision                                          29,000(b)              871,740
Magma Design Automation                              58,000(b)              814,320
Manhattan Associates                                 26,100(b)              728,451
MICROS Systems                                       21,700(b)            1,180,480
MicroStrategy Cl A                                    8,600(b)              812,614
Nuance Communications                                55,000(b)              920,150
OPNET Technologies                                   69,000(b)              794,190
Parametric Technology                                46,800(b)            1,011,348
Quality Systems                                      27,700               1,051,769
Radiant Systems                                      67,000(b)              887,080
SPSS                                                 24,000(b)            1,059,360
Sybase                                               71,500(b)            1,708,135
THQ                                                  23,700(b)              723,324
TIBCO Software                                      136,100(b)            1,231,705
Transaction Systems Architects                       27,000(b)              908,820
                                                                    ---------------
Total                                                                    22,539,450
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (3.8%)
Aeropostale                                          45,900(b)            1,913,112
Asbury Automotive Group                              21,000                 523,950
Brown Shoe                                           33,000                 802,560
Charlotte Russe Holding                              35,400(b)              951,198
Dress Barn                                           73,500(b)            1,508,220
DSW Cl A                                             38,100(b)            1,326,642
GUESS?                                               22,900               1,100,116
Gymboree                                             34,600(b)            1,363,586
Hibbett Sports                                       38,300(b)            1,048,654
J Crew Group                                         31,000(b)            1,676,790
Jo-Ann Stores                                        28,000(b)              796,040
Jos A Bank Clothiers                                 18,300(b)              758,901
Men's Wearhouse                                      35,500               1,812,985
Midas                                                47,300(b)            1,072,291
Payless ShoeSource                                   64,100(b)            2,022,355
Tween Brands                                         20,000(b)              892,000
Wet Seal Cl A                                       145,000(b)              871,450
                                                                    ---------------
Total                                                                    20,440,850
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TEXTILES, APPAREL & LUXURY GOODS (2.0%)
Columbia Sportswear                                  12,800                $879,104
Deckers Outdoor                                      17,445(b)            1,760,200
Kellwood                                             27,400                 770,488
Maidenform Brands                                    69,800(b)            1,386,228
Movado Group                                         29,200                 985,208
Perry Ellis Intl                                     27,000(b)              868,590
Phillips-Van Heusen                                  26,500               1,605,105
Warnaco Group                                        30,626(b)            1,204,827
Wolverine World Wide                                 53,400               1,479,714
                                                                    ---------------
Total                                                                    10,939,464
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.6%)
BankUnited Financial Cl A                            56,577               1,135,500
Downey Financial                                     32,278               2,129,703
FirstFed Financial                                   29,658(b,d)          1,682,498
Ocwen Financial                                      93,000(b)            1,239,690
Triad Guaranty                                       23,963(b)              956,843
WSFS Financial                                       23,200               1,517,976
                                                                    ---------------
Total                                                                     8,662,210
-----------------------------------------------------------------------------------

TOBACCO (0.3%)
Alliance One Intl                                    75,600(b)              759,780
Universal                                            10,100                 615,292
                                                                    ---------------
Total                                                                     1,375,072
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Applied Industrial Technologies                      53,000               1,563,500
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Centennial Communications                            96,000(b)              911,040
Dobson Communications Cl A                          154,900(b)            1,720,939
                                                                    ---------------
Total                                                                     2,631,979
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $491,136,576)                                                   $535,996,740
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.4%)(E)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 12,960,921(g)          $12,960,921
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $12,960,921)                                                     $12,960,921
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $504,097,497)(h)                                                $548,957,661
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2007, the value of foreign securities represented 2.0% of net assets.

(d)  At June 30, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.0% of net assets. 0.4% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

(h) At June 30, 2007, the cost of securities for federal income tax purposes was approximately $504,097,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $60,527,000
Unrealized depreciation                                               (15,666,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                           $44,861,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 5 RIVERSOURCE SMALL CAP ADVANTAGE FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

                               PORTFOLIO HOLDINGS

                                      FOR

                       RIVERSOURCE SMALL CAP GROWTH FUND

                                AT JUNE 30, 2007

INVESTMENTS IN SECURITIES

JUNE 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.4%)
ISSUER                                            SHARES                   VALUE(A)
AEROSPACE & DEFENSE (2.9%)
AAR                                                  27,200(b)             $897,872
Argon ST                                             14,180(b)              329,118
BE Aerospace                                         23,638(b)              976,250
Cubic                                                13,647                 411,866
Curtiss-Wright                                        7,769                 362,113
DRS Technologies                                      5,134                 294,024
GenCorp                                              41,650(b)              544,366
Orbital Sciences                                      5,362(b)              112,656
Teledyne Technologies                                19,534(b)              897,587
Triumph Group                                        11,609                 760,041
United Industrial                                     7,096                 425,618
                                                                    ---------------
Total                                                                     6,011,511
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.4%)
Hub Group Cl A                                       65,020(b)            2,286,103
UTI Worldwide                                        22,500(c)              602,775
                                                                    ---------------
Total                                                                     2,888,878
-----------------------------------------------------------------------------------

AIRLINES (0.1%)
AirTran Holdings                                     26,240(b)              286,541
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
ArvinMeritor                                         10,200                 226,440
Cooper Tire & Rubber                                 15,010                 414,576
                                                                    ---------------
Total                                                                       641,016
-----------------------------------------------------------------------------------

BEVERAGES (0.2%)
Boston Beer Cl A                                      8,076(b)              317,791
Natl Beverage                                        14,593                 167,970
                                                                    ---------------
Total                                                                       485,761
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (2.0%)
Alexion Pharmaceuticals                              10,960(b)              493,858
Array BioPharma                                      16,720(b)              195,122
BioMarin Pharmaceutical                              32,120(b)              576,233
Cubist Pharmaceuticals                               11,448(b)              225,640
Emergent BioSolutions                                22,000(b)              226,600
InterMune                                             8,030(b)              208,298
Isis Pharmaceuticals                                 26,000(b)              251,680
Keryx Biopharmaceuticals                             20,400(b)              199,308
LifeCell                                             21,600(b)              659,664
Myriad Genetics                                      10,200(b)              379,338
Progenics Pharmaceuticals                             7,680(b)              165,658

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
BIOTECHNOLOGY (CONT.)
Regeneron Pharmaceuticals                            11,600(b)             $207,872
United Therapeutics                                   5,400(b)              344,304
                                                                    ---------------
Total                                                                     4,133,575
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Ameron Intl                                           5,332                 480,893
Apogee Enterprises                                   21,359                 594,207
Goodman Global                                       35,204(b)              782,233
                                                                    ---------------
Total                                                                     1,857,333
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.8%)
GFI Group                                            11,282(b)              817,719
Greenhill & Co                                        6,830                 469,289
Investment Technology Group                           6,570(b)              284,678
Investors Financial Services                         20,720               1,277,803
Knight Capital Group Cl A                            17,140(b)              284,524
Penson Worldwide                                      9,240(b)              226,657
Waddell & Reed Financial Cl A                        16,870                 438,789
                                                                    ---------------
Total                                                                     3,799,459
-----------------------------------------------------------------------------------

CHEMICALS (1.3%)
HB Fuller                                            14,780                 441,774
Hercules                                             66,135(b)            1,299,553
Koppers Holdings                                     17,134                 577,073
Landec                                               39,390(b)              527,826
                                                                    ---------------
Total                                                                     2,846,226
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.7%)
Preferred Bank                                        5,635                 225,400
SVB Financial Group                                  11,011(b)              584,794
UCBH Holdings                                        41,600                 760,032
                                                                    ---------------
Total                                                                     1,570,226
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (7.5%)
American Ecology                                      3,764                  80,625
Cenveo                                               40,066(b)              929,131
COMSYS IT Partners                                   10,149(b)              231,499
Consolidated Graphics                                 6,361(b)              440,690
CRA Intl                                             13,900(b)              669,980
Deluxe                                               21,127                 857,967
eTelecare Global Solutions ADR                       19,100(b,c)            308,847
FTI Consulting                                       10,730(b)              408,062
GEO Group                                            17,360(b)              505,176

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Healthcare Services Group                            16,268                $479,906
Huron Consulting Group                               14,626(b)            1,067,844
Kenexa                                               36,877(b)            1,390,632
Knoll                                                57,192               1,281,101
Korn/Ferry Intl                                       7,500(b)              196,950
Labor Ready                                          44,131(b)            1,019,867
Layne Christensen                                    12,341(b)              505,364
Mobile Mini                                           7,032(b)              205,334
PeopleSupport                                        35,222(b)              399,770
Taleo Cl A                                           24,820(b)              559,195
TeleTech Holdings                                    63,196(b)            2,052,605
United Stationers                                    13,777(b)              918,099
Waste Inds USA                                        4,412                 150,626
Watson Wyatt Worldwide Cl A                          18,726                 945,288
                                                                    ---------------
Total                                                                    15,604,558
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (5.6%)
ARRIS Group                                          24,175(b)              425,238
BigBand Networks                                      9,500(b)              124,545
Blue Coat Systems                                    27,596(b)            1,366,554
C-COR                                                37,720(b)              530,343
CommScope                                            16,185(b)              944,395
Comtech Group                                        25,530(b,c)            421,500
Comtech Telecommunications                           19,434(b)              902,126
Dycom Inds                                           33,241(b)              996,565
Foundry Networks                                     18,370(b)              306,044
NETGEAR                                              34,014(b)            1,233,008
NICE Systems ADR                                     40,490(b,c)          1,406,623
Polycom                                              15,060(b)              506,016
Riverbed Technology                                  10,590(b)              464,054
Sierra Wireless                                      31,508(b,c)            784,234
Sirenza Microdevices                                 46,781(b)              555,290
Sonus Networks                                       62,820(b)              535,226
Starent Networks                                      3,600(b)               52,920
                                                                    ---------------
Total                                                                    11,554,681
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.7%)
Data Domain                                           1,400(b)               32,200
Presstek                                             59,844(b)              478,154
Rimage                                                3,221(b)              101,751
Stratasys                                             5,764(b)              270,793
Synaptics                                            17,796(b)              636,919
                                                                    ---------------
Total                                                                     1,519,817
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CONSTRUCTION & ENGINEERING (1.2%)
AECOM Technology                                      8,560(b)             $212,374
EMCOR Group                                          13,500(b)              984,150
Infrasource Services                                 12,330(b)              457,443
Perini                                               14,359(b)              883,509
                                                                    ---------------
Total                                                                     2,537,476
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
Advance America Cash Advance Centers                 13,163                 233,512
Cash America Intl                                       339                  13,441
EZCORP Cl A                                           1,713(b)               22,680
World Acceptance                                      3,085(b)              131,822
                                                                    ---------------
Total                                                                       401,455
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.8%)
Greif Cl A                                            7,751                 462,037
Silgan Holdings                                      22,141               1,223,955
                                                                    ---------------
Total                                                                     1,685,992
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
DXP Enterprises                                      10,388(b)              444,087
LKQ                                                  24,000(b)              591,840
                                                                    ---------------
Total                                                                     1,035,927
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Capella Education                                     4,453(b)              204,972
DeVry                                                22,621                 769,566
                                                                    ---------------
Total                                                                       974,538
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
MarketAxess Holdings                                 21,380(b)              384,626
Portfolio Recovery Associates                        15,801                 948,376
                                                                    ---------------
Total                                                                     1,333,002
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Cogent Communications Group                          19,180(b)              572,907
NeuStar Cl A                                         11,600(b)              336,052
PAETEC Holding                                       34,867(b)              393,648
Shenandoah Telecommunications                         1,041                  52,914
Time Warner Telecom Cl A                             19,830(b)              398,583
                                                                    ---------------
Total                                                                     1,754,104
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.0%)
Acuity Brands                                         5,750                 346,610
AZZ                                                   9,866(b)              331,991
Baldor Electric                                      10,440                 514,483
BTU Intl                                             22,862(b)              315,267
Energy Conversion Devices                             7,300(b)              224,986
First Solar                                           9,000(b)              803,610
FuelCell Energy                                      52,629(b)              416,822
General Cable                                        14,968(b)            1,133,825
Genlyte Group                                        10,290(b)              808,177
GrafTech Intl                                        26,374(b)              444,138
Regal-Beloit                                          2,842                 132,267
Woodward Governor                                    16,778                 900,475
                                                                    ---------------
Total                                                                     6,372,651
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.4%)
Benchmark Electronics                                30,350(b)              686,517
Brightpoint                                          22,470(b)              309,861

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONT.)
Cognex                                               24,800                $558,248
Color Kinetics                                       18,087(b)              604,287
FLIR Systems                                         27,503(b)            1,272,013
L-1 Identity Solutions                               20,715(b)              423,622
LeCroy                                               38,247(b)              371,761
Littelfuse                                            2,844(b)               96,042
LoJack                                               13,353(b)              297,638
RadiSys                                              18,300(b)              226,920
SMART Modular Technologies WWH                       16,127(b)              221,908
                                                                    ---------------
Total                                                                     5,068,817
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.9%)
Bristow Group                                         7,745(b)              383,765
Core Laboratories                                    10,440(b,c)          1,061,644
ENGlobal                                             12,048(b)              146,383
Hornbeck Offshore Services                              717(b)               27,791
Mitcham Inds                                         12,191(b)              232,726
Oil States Intl                                      23,554(b)              973,722
Patterson-UTI Energy                                 16,600                 435,086
TETRA Technologies                                   54,300(b)            1,531,260
W-H Energy Services                                  20,058(b)            1,241,791
                                                                    ---------------
Total                                                                     6,034,168
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Longs Drug Stores                                    16,123                 846,780
Nash Finch                                           13,044                 645,678
                                                                    ---------------
Total                                                                     1,492,458
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Darling Intl                                         50,242(b)              459,212
Flowers Foods                                         9,700                 323,592
Hain Celestial Group                                 13,412(b)              364,002
                                                                    ---------------
Total                                                                     1,146,806
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.1%)
Accuray                                              10,000(b)              221,800
Align Technology                                     17,237(b)              416,446
AngioDynamics                                        12,600(b)              226,926
ArthroCare                                           18,400(b)              807,944
Aspect Medical Systems                               12,300(b)              184,008
BIOLASE Technology                                   62,716(b,d)            380,686
DexCom                                               20,600(b)              168,714
Greatbatch                                           18,559(b)              601,312
Hansen Medical                                       12,100(b)              228,569
Hologic                                               8,210(b)              454,095
Immucor                                              13,960(b)              390,461
Inverness Medical Innovations                         7,160(b)              365,303
Kyphon                                               35,162(b)            1,693,051
Meridian Bioscience                                  30,184                 653,785
Neogen                                               14,230(b)              409,255
NuVasive                                             10,540(b)              284,685
ResMed                                                8,500(b)              350,710
Sonic Innovations                                    49,925(b)              436,844
STERIS                                                3,506                 107,284
Symmetry Medical                                     25,013(b)              400,458
TomoTherapy                                           9,200(b)              201,664
West Pharmaceutical Services                         26,423               1,245,844
Wright Medical Group                                 22,765(b)              549,092
                                                                    ---------------
Total                                                                    10,778,936
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HEALTH CARE PROVIDERS & SERVICES (4.4%)
American Dental Partners                              5,156(b)             $133,901
Apria Healthcare Group                                2,858(b)               82,225
Chemed                                               15,967               1,058,452
Emergency Medical Services Cl A                       8,340(b)              326,344
Healthways                                            5,360(b)              253,903
HMS Holdings                                         35,529(b)              680,025
inVentiv Health                                       9,060(b)              331,687
LCA-Vision                                            7,977                 376,993
NightHawk Radiology Holdings                         20,509(b)              370,187
Pediatrix Medical Group                              29,900(b)            1,648,986
Psychiatric Solutions                                41,180(b)            1,493,187
Sunrise Senior Living                                 8,370(b)              334,716
VCA Antech                                           34,000(b)            1,281,460
WellCare Health Plans                                 9,940(b)              899,669
                                                                    ---------------
Total                                                                     9,271,735
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.6%)
AMICAS                                              125,175(b)              443,120
Icad                                                 90,510(b)              374,711
Omnicell                                             54,360(b)            1,129,600
Phase Forward                                        19,600(b)              329,868
Transcend Services                                   21,707(b)              410,914
TriZetto Group                                       15,370(b)              297,563
Vital Images                                         14,892(b)              404,467
                                                                    ---------------
Total                                                                     3,390,243
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.4%)
Ameristar Casinos                                     5,340                 185,512
Buffalo Wild Wings                                   33,568(b)            1,396,092
California Pizza Kitchen                             36,150(b)              776,502
CEC Entertainment                                     9,675(b)              340,560
Chipotle Mexican Grill Cl A                           1,377(b)              117,431
CKE Restaurants                                      49,900               1,001,493
Life Time Fitness                                     9,330(b)              496,636
McCormick & Schmick's Seafood Restaurants            15,980(b)              414,521
Orient-Express Hotels Series A                       23,300(c)            1,244,220
Texas Roadhouse Cl A                                 55,900(b)              714,961
WMS Inds                                             19,245(b)              555,411
                                                                    ---------------
Total                                                                     7,243,339
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Lifetime Brands                                      14,938                 305,482
Tempur-Pedic Intl                                    33,984                 880,186
Tupperware Brands                                    19,364                 556,521
Universal Electronics                                 4,398(b)              159,735
                                                                    ---------------
Total                                                                     1,901,924
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet                                 15,900(b)              194,934
Central Garden & Pet Cl A                            31,737(b)              372,275
                                                                    ---------------
Total                                                                       567,209
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS (0.2%)
JA Solar Holdings ADR                                13,450(b,c)            453,669
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
McDermott Intl                                        8,526(b)              708,681
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INSURANCE (0.4%)
Argonaut Group                                       13,623                $425,174
Life Partners Holdings                                4,566                 148,760
Natl Interstate                                       6,533                 170,381
                                                                    ---------------
Total                                                                       744,315
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.0%)
1-800-FLOWERS.com                                    23,672(b)              223,227
GSI Commerce                                         16,650(b)              378,122
Priceline.com                                        20,399(b)            1,402,226
Shutterfly                                            5,501(b)              118,547
                                                                    ---------------
Total                                                                     2,122,122
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.2%)
Access Integrated Technologies Cl A                  33,921(b)              274,421
aQuantive                                             2,540(b)              162,052
AsiaInfo Holdings                                    47,431(b,c)            460,081
comScore                                              1,900(b)               43,985
CyberSource                                          39,891(b)              481,085
DivX                                                  4,000(b)               60,000
Entrust                                             102,856(b)              417,595
Equinix                                               5,610(b)              513,147
Greenfield Online                                     8,932(b)              142,108
j2 Global Communications                              5,111(b)              178,374
Knot                                                 19,000(b)              383,610
Limelight Networks                                   11,380(b)              225,096
LivePerson                                           63,429(b)              339,345
NaviSite                                             51,918(b)              394,577
NIC                                                  53,693                 367,260
Omniture                                             15,350(b)              351,822
Perficient                                           47,244(b)              977,950
S1                                                   26,545(b)              212,095
SAVVIS                                                8,410(b)              416,379
SkillSoft ADR                                        68,926(b,c)            640,323
ValueClick                                           14,973(b)              441,105
Vignette                                             20,913(b)              400,693
VistaPrint                                           10,900(b)              416,925
Visual Sciences                                      37,929(b)              586,762
                                                                    ---------------
Total                                                                     8,886,790
-----------------------------------------------------------------------------------

IT SERVICES (0.2%)
iGATE                                                42,929(b)              344,291
Sykes Enterprises                                     7,986(b)              151,654
                                                                    ---------------
Total                                                                       495,945
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.8%)
Advanced Magnetics                                    4,400(b)              255,904
Albany Molecular Research                            37,455(b)              556,207
Bruker BioSciences                                   51,538(b)              464,357
Exelixis                                             27,400(b)              331,540
ICON ADR                                              6,110(b,c)            267,251
Illumina                                             16,308(b)              661,942
Kendle Intl                                          18,279(b)              672,119
Luminex                                              31,572(b)              388,651
MEDTOX Scientific                                    19,786(b)              579,730
PAREXEL Intl                                         33,144(b)            1,394,037
PharmaNet Development Group                           3,646(b)              116,234
Varian                                                5,338(b)              292,683
                                                                    ---------------
Total                                                                     5,980,655
-----------------------------------------------------------------------------------

MACHINERY (4.6%)
Actuant Cl A                                         19,168               1,208,733
American Railcar Inds                                 9,730                 379,470

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MACHINERY (CONT.)
Astec Inds                                           10,779(b)             $455,089
Barnes Group                                         20,809                 659,229
Bucyrus Intl Cl A                                    16,491               1,167,233
Columbus McKinnon                                     2,494(b)               80,307
Dynamic Materials                                    13,067                 490,013
ESCO Technologies                                    17,400(b)              630,924
Hurco Companies                                       8,797(b)              439,674
Lydall                                               26,833(b)              392,030
Manitowoc                                            10,903                 876,383
Middleby                                             20,174(b)            1,206,809
Sun Hydraulics                                        7,974                 392,720
Valmont Inds                                         12,793                 930,819
Wabtec                                               11,747                 429,118
                                                                    ---------------
Total                                                                     9,738,551
-----------------------------------------------------------------------------------

MARINE (0.4%)
Horizon Lines Cl A                                   26,393                 864,635
-----------------------------------------------------------------------------------

MEDIA (0.4%)
Arbitron                                              7,190                 370,500
Natl CineMedia                                       12,700(b)              355,727
Valassis Communications                               7,787(b)              133,859
                                                                    ---------------
Total                                                                       860,086
-----------------------------------------------------------------------------------

METALS & MINING (1.1%)
Century Aluminum                                      7,610(b)              415,734
Chaparral Steel                                       1,874                 134,684
PAN American Silver                                  11,460(b,c)            301,742
RTI Intl Metals                                       3,010(b)              226,864
Ryerson                                               6,450                 242,843
Steel Dynamics                                       26,000               1,089,660
                                                                    ---------------
Total                                                                     2,411,527
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.6%)
Alon USA Energy                                       8,080                 355,601
Arena Resources                                       6,700(b)              389,337
Delta Petroleum                                      10,580(b)              212,446
EXCO Resources                                       34,500(b)              601,680
Goodrich Petroleum                                    9,450(b)              327,254
Petrohawk Energy                                     61,900(b)              981,734
Quicksilver Resources                                10,550(b)              470,319
                                                                    ---------------
Total                                                                     3,338,371
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.7%)
Chattem                                              19,771(b)            1,253,086
Inter Parfums                                         2,020                  53,772
USANA Health Sciences                                 3,978(b)              177,976
                                                                    ---------------
Total                                                                     1,484,834
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.3%)
KV Pharmaceutical Cl A                               11,830(b)              322,249
Medicis Pharmaceutical Cl A                           6,470                 197,594
Obagi Medical Products                                7,817(b)              138,517
Penwest Pharmaceuticals                              18,900(b)              235,683
Perrigo                                              40,822                 799,295
Sciele Pharma                                        34,396(b)              810,369
XenoPort                                              5,130(b)              227,875
                                                                    ---------------
Total                                                                     2,731,582
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.0%)
BioMed Realty Trust                                  13,700                $344,144
Corporate Office Properties Trust                     5,870                 240,729
DiamondRock Hospitality                              24,270                 463,072
Digital Realty Trust                                 11,270                 424,654
Ventas                                               18,600                 674,249
                                                                    ---------------
Total                                                                     2,146,848
-----------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Landstar System                                      23,100               1,114,575
Marten Transport                                     21,353(b)              384,568
                                                                    ---------------
Total                                                                     1,499,143
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.6%)
ANADIGICS                                            96,723(b,d)          1,333,810
Atheros Communications                               18,280(b)              563,755
AXT                                                  76,606(b)              331,704
Brooks Automation                                    17,230(b)              312,725
Diodes                                               16,900(b)              705,913
Exar                                                 20,370(b)              272,958
FEI                                                  53,661(b)            1,741,836
FormFactor                                           11,920(b)              456,536
Hittite Microwave                                    20,712(b)              885,024
LTX                                                  50,118(b)              278,656
Microsemi                                            41,300(b)              989,135
NetLogic Microsystems                                 8,942(b)              284,713
ON Semiconductor                                     27,110(b)              290,619
Photronics                                            9,200(b)              136,896
Power Integrations                                   17,000(b)              444,125
Rudolph Technologies                                 31,008(b)              515,043
Semtech                                              21,440(b)              371,555
Silicon Image                                        21,500(b)              184,470
Standard Microsystems                                17,200(b)              590,648
Tessera Technologies                                 13,650(b)              553,508
Verigy                                               10,600(b,c)            303,266
                                                                    ---------------
Total                                                                    11,546,895
-----------------------------------------------------------------------------------

SOFTWARE (8.4%)
Advent Software                                       9,210(b)              299,786
Ansoft                                                2,160(b)               63,698
Applix                                               32,496(b)              534,559
Blackbaud                                            13,008                 287,217
Blackboard                                           42,742(b)            1,800,292
Bottomline Technologies                              44,717(b)              552,255
Callidus Software                                    52,687(b)              426,765
Concur Technologies                                  21,442(b)              489,950
Double-Take Software                                 11,077(b)              181,774
Epicor Software                                      17,797(b)              264,641
FactSet Research Systems                             11,750                 803,113
FalconStor Software                                  56,097(b)              591,823
Informatica                                          59,545(b)              879,480
Interactive Intelligence                             29,559(b)              608,915
Macrovision                                          29,139(b)              875,918
MICROS Systems                                       18,432(b)            1,002,701
Net 1 UEPS Technologies                              12,930(b,c)            312,260
Nuance Communications                               110,438(b)            1,847,627
Progress Software                                    22,380(b)              711,460
Quality Systems                                       7,040                 267,309
Radiant Systems                                      10,673(b)              141,311
Shanda Interactive Entertainment ADR                 18,022(b,c)            558,682
SourceForge                                         107,043(b)              451,721
SPSS                                                 13,909(b)              613,943
Synchronoss Technologies                             32,141(b)              943,017

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SOFTWARE (CONT.)
The9 ADR                                              5,230(b,c)           $241,940
THQ                                                   6,760(b)              206,315
Ultimate Software Group                              15,958(b)              461,665
VASCO Data Security Intl                             26,292(b)              598,406
Verint Systems                                       16,676(b)              516,122
                                                                    ---------------
Total                                                                    17,534,665
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (4.0%)
Aeropostale                                          19,425(b)              809,634
Buckle                                               13,700                 539,780
Children's Place Retail Stores                       16,400(b)              846,897
Christopher & Banks                                  55,509                 951,980
Citi Trends                                           7,100(b)              269,516
Conn's                                                5,959(b)              170,189
Dress Barn                                           15,097(b)              309,790
DSW Cl A                                             14,670(b)              510,809
GUESS?                                               16,362                 786,030
Guitar Center                                         8,300(b)              496,423
Gymboree                                             21,434(b)              844,714
Jos A Bank Clothiers                                 10,603(b)              439,706
Tween Brands                                         17,900(b)              798,340
Zumiez                                               19,524(b)              737,617
                                                                    ---------------
Total                                                                     8,511,425
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TEXTILES, APPAREL & LUXURY GOODS (3.0%)
crocs                                                19,322(b)             $831,426
Deckers Outdoor                                       9,676(b)              976,308
Fossil                                               16,749(b)              493,928
Heelys                                                4,013(b)              103,776
Iconix Brand Group                                   38,374(b)              852,670
Maidenform Brands                                    18,850(b)              374,361
Phillips-Van Heusen                                  31,790               1,925,521
Under Armour Cl A                                     9,290(b)              424,089
Volcom                                                6,010(b)              301,281
                                                                    ---------------
Total                                                                     6,283,360
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (--%)
City Bank                                             1,742                  54,890
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.0%)
Applied Industrial Technologies                      12,942                 381,789
Beacon Roofing Supply                                13,200(b)              224,268
GATX                                                  6,500                 320,125
Houston Wire & Cable                                 17,593(b)              499,817
Rush Enterprises Cl A                                 4,486(b)               97,436
TransDigm Group                                      12,478(b)              504,860
WESCO Intl                                            1,998(b)              120,779
                                                                    ---------------
Total                                                                     2,149,074
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Centennial Communications                            43,132(b)             $409,323
Dobson Communications Cl A                           25,400(b)              282,194
                                                                    ---------------
Total                                                                       691,517
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $169,677,797)                                                   $207,429,942
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.9%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  4,085,488(f)           $4,085,488
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,085,488)                                                       $4,085,488
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $173,763,285)(g)                                                $211,515,430
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2007, the value of foreign securities represented 4.4% of net assets.

(d)  At June 30, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.6% of net assets. 1.3% of net assets is the Fund's cash equivalent position.

(f) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At June 30, 2007, the cost of securities for federal income tax purposes was approximately $173,763,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $41,768,000
Unrealized depreciation                                               (4,016,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $37,752,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 4 RIVERSOURCE SMALL CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT JUNE 30, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   RiverSource Strategy Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date August 29, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date August 29, 2007